Shareholders' Equity and Partners' Capital - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2019	Apr. 01, 2019	Mar. 07, 2019	Jan. 31, 2019	Sep. 11, 2017	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Apr. 02, 2019	Mar. 06, 2019	Jan. 30, 2019	Jan. 29, 2019	Jan. 28, 2019	Oct. 05, 2017
Class A Shares
Dividend Declared								$ 1.7075	$ 1.5297
Dividends Declared, Ordinary								1.2669	1.1542
Non-Dividend Distribution								$ 0.4406	$ 0.3755
Common Stock										$ 300.0
Subsidiaries
Partnership Interest ( in units )																9,800,000
Empire City Casino
Partnership Interest ( in units )														12,900,000
Ownership percentage														25.40%	26.70%
Park MGM Lease Transaction
Ownership percentage			30.20%									30.30%
Northfield
Ownership percentage		30.20%				32.30%	32.30%				31.20%
Subsequent Event | Class A Shares
Dividends	$ 0.4700
Dividends	$ 0.4700
Subsequent Event | Empire City Casino
Partnership Interest ( in units )														12,900,000
Public Stock Offering | Class A Shares
Number of shares offered in public offering (in shares)				19,600,000	13,200,000	2,800,000
Net proceeds from public offering of stock				$ 548.4	$ 387.5	$ 86.1	$ 151.0
Ownership percentage				30.30%									25.40%
Public Stock Offering | Subsequent Event | Class A Shares
Number of shares offered in public offering (in shares)				19,600,000
Net proceeds from public offering of stock				$ 548.4
Over-Allotment Option | Class A Shares
Number of shares offered in public offering (in shares)				2,600,000	1,700,000
Net proceeds from public offering of stock							$ 4.9
Over-Allotment Option | Subsequent Event | Class A Shares
Number of shares offered in public offering (in shares)				2,600,000
Operating Partnership Units
Operating partnership units						2,800,000	4,900,000
Operating Partnership Units | Park MGM Lease Transaction
Operating partnership units			1,000,000.0
Operating Partnership Units | Northfield
Operating partnership units		9,400,000